Marketable Securities: (Tables)	6 Months Ended
Jun. 30, 2016
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	June 30,	December 31,
	2016	2015
Fair value at beginning of year	$180,986	$175,541
Impairment loss	-	(46,629)
Increase in market value	187,668	52,074
Fair value at balance sheet date	$368,654	$180,986